UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Frank K. Martin            Elkhart, IN           February 12, 2004
   --------------------------     ------------------      --------------------
           [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     27 items

Form 13F Information Table Value Total:     $413,057.00 (in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                     Form 13F Information Table

                            Title
                            of                 Value      Shrs or     SH/   Put/   Invstmt  Other          Voting authority
Name of Issuer              Class  CUSIP       (x$1000)   prn amt     PRN   Call   Dscretn  managers   Sole       Shared  None

AMERICAN EXPRESS CO.        COM    025816109      1,584      32,850                 Sole                  32,850
BERKSHIRE HATHAWAY - B      COM    084670207     26,250       9,325                 Sole                   9,109             216
CLEAR CHANNEL
  COMMUNICATIONS, INC.      COM    184502102        337       7,200                 Sole                   7,200
DOLLAR GENERAL              COM    256669102     64,159   3,056,630                 Sole               2,992,700          63,930
DOVER CORP.                 COM    260003108     41,988   1,056,300                 Sole               1,031,030          25,270
EMMIS COMM.CL A             COM    291525103     46,359   1,713,837                 Sole               1,685,792          28,045
FIFTH THIRD                 COM    316773100     18,949     320,631                 Sole                 313,331           7,300
FRANKLIN ELECTRIC           COM    353514102        236       3,900                 Sole                   3,900
GENERAL ELECTRIC            COM    369604103        555      17,900                 Sole                  17,900
HON INDUSTRIES              COM    438092108     29,083     671,349                 Sole                 652,514          18,835
INTEL CORP.                 COM    458140100        792      24,700                 Sole                  24,700
JOHNSON & JOHNSON           COM    478160104        395       7,650                 Sole                   7,650
LAMAR ADV.                  COM    512815101     48,712   1,305,245                 Sole               1,281,075          24,170
LEGGETT AND PLATT           COM    524660107     36,950   1,708,285                 Sole               1,670,800          37,485
MCDONALD'S CORP.            COM    580135101     25,569   1,029,775                 Sole               1,007,670          22,105
MERCK & CO.                 COM    589331107     20,714     448,350                 Sole                 437,675          10,675
MERCURY GENERAL             COM    589400100     13,166     282,840                 Sole                 278,710           4,130
MICROSOFT CORP.             COM    594918104        734      26,800                 Sole                  26,800
PEPSICO, INC.               COM    713448108        457       9,800                 Sole                   9,800
SKYLINE CORPORATION         COM    830830105        380      10,900                 Sole                  10,900
ST. JOSEPH CAPITAL
  CORPORATION               COM    790595102      1,474      70,750                 Sole                  63,650           7,100
STARCRAFT CORP.             COM    855269106        613      18,900                 Sole                  18,900
THOR INDUSTRIES             COM    885160101        300       5,330                 Sole                   5,330
WALGREEN CO.                COM    931422109      6,959     191,300                 Sole                 187,600           3,700
WALT DISNEY                 COM    254687106     25,821   1,106,775                 Sole               1,077,800          28,975
WELLS FARGO & CO            COM    949746101        271       4,600                 Sole                   4,600
WYETH                       COM    983024100        250       5,900                 Sole                   5,900